Fair Value Measurements - Schedule of Fair value of the Derivative Warrant Liabilities (Details) - DMY SQUARED TECHNOLOGY GROUP, INC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair value of the Derivative Warrant Liabilities [Line Items]
Balance	$ 692,320	$ 432,700
Change in fair value of derivative warrant liabilities - Private Warrants	6,807,800	259,620
Balance	$ 7,500,120	$ 692,320